RELATED PARTY TRANSACTIONS - Distribution of SIM card and voucher (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions with related parties
Total	Rp 1,122	Rp 959	Rp 1,766
% of total revenues	0.77%	0.67%	1.29%
Omni Inovasi Indonesia
Transactions with related parties
Total	Rp 981	Rp 959	Rp 1,766
% of total revenues	0.67%	0.67%	1.29%
Finarya
Transactions with related parties
Total	Rp 141
% of total revenues	0.10%